INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION BETWEEN THE STATUTORY TAX RATE AND THE ACTUAL PROVISION

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Three Months Ended November 30,
	2023	2022
US Statutory rate	21%	21%
Effect of reconciling items for tax purposes	(21)%	(21)%

Effective income tax rate	-%	-%

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Twelve Months Ended
	August 31,
	2023	2022
US Statutory rate	21%	21%
Effect of reconciling items for tax purposes	(21)%	(21)%

Effective income tax rate	-%	-%

SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS

The components of net deferred tax assets are as follows:

	November 30, 2023	August 31, 2023
Net operating loss carry-forward	$14,960,000	$13,520,000
Less: valuation allowance	(14,960,000)	(13,520,000)
Net deferred tax asset	-	-

The components of net deferred tax assets are as follows:

	August 31, 2023	August 31, 2022
Net operating loss carry-forward	$13,520,000	$7,470,000
Less: valuation allowance	(13,520,000)	(7,470,000)
Net deferred tax asset	-	-